Debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Scheduled Principal Payments

($ in millions)	December 31, 2020			December 31, 2019
	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
4.5% notes due January 2021 (b)	$—	$—	$—	$117	$152	$155
4.75% notes due January 2022 (b)	150	190	195	202	262	273
3.75% notes due February 2023 (b)	108	139	144	220	289	298
3.9% notes due July 2030 (a)	550	690	781	—	—	—
6.125% notes due October 2035	609	764	1,005	609	779	932
6.0% notes due August 2040	490	622	782	490	634	712
6.25% notes due July 2041	795	1,001	1,309	795	1,021	1,187
5.2% notes due March 2042	399	502	596	399	512	537
5.4% notes due February 2043	377	475	571	377	484	520
	3,478	4,383	5,383	3,209	4,133	4,614
QB2 project financing facility (c)	1,147	1,423	1,459	—	—	—
Revolving credit facilities (d)	262	334	334	—	—	—
Antamina credit facilities (e)	90	115	115	23	29	29
	$4,977	$6,255	$7,291	$3,232	$4,162	$4,643
Less current portion of debt	(90)	(115)	(115)	(23)	(29)	(29)
	$4,887	$6,140	$7,176	$3,209	$4,133	$4,614
Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin.

($ in millions)	December 31, 2020			December 31, 2019
	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
QB2 Advances from SMM/SC	$739	$934	$941	$708	$912	$912

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2020, the scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2021	$90	$115
2022	150	190
2023	243	310
2024	397	505
2025	135	172
Thereafter	3,962	5,045
	$4,977	$6,337
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2020 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$2,736	$—	$—	$—	$2,736
Debt (Note 19(f))	115	500	677	5,045	6,337
Lease liabilities	146	175	130	706	1,157
QB2 advances from SMM/SC	—	—	—	941	941
Other liabilities	—	193	21	54	268
Estimated interest payments on debt	270	530	528	3,088	4,416
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	1,202	1,202
Estimated interest payments on lease and other liabilities	12	11	7	38	68

Summary of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2020	2019	2020	2019
As at January 1	$3,204	$3,798	$4,162	$5,181
Cash flows
Issuance of debt	1,802	—	2,426	—
Debt redemption or purchase	(315)	(638)	(426)	(835)
Scheduled debt repayments	(23)	—	(31)	—
Revolving credit facilities	262	—	363	—
Non-cash changes
Loss on debt redemption or purchase	8	38	11	50
Changes in foreign exchange rates	—	—	(216)	(244)
Finance fees and discount amortization	(29)	—	(39)	—
Other	4	6	5	10
As at December 31	$4,913	$3,204	$6,255	$4,162
The continuity for the advances is as follows:

($ in millions)	US$		CAD$ Equivalent
	2020	2019	2020	2019
As at January 1	$702	$—	$912	$—
Cash flows
Advances	31	708	41	946
Finance fees paid	—	(6)	—	(8)
Non-cash changes
Finance fee amortization	1	—	1	—
Changes in foreign exchange rates	—	—	(20)	(26)
As at December 31	$734	$702	$934	$912